Schedule V - Valuation and Qualifying Accounts Level 1 (Notes)	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Successor Company
	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
2019
Valuation allowance on mortgage loans	$5	$—	$(5)	$—
	Balance June 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
2018
Valuation allowance on mortgage loans	$—	$6	$(1)	$5
Predecessor Company
	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance May 31,
2018
Valuation allowance on mortgage loans	$—	$—	$—	$—
	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
2017
Valuation allowance on mortgage loans	$19	$1	$(20)	$—